Cash Flows	12 Months Ended
Dec. 31, 2010
Cash Flows [Abstract]
CASH FLOWS

6.	CASH FLOWS

The impact of changes in foreign currency exchange rates on cash was not material and has been included in Other, net in the accompanying consolidated statement of cash flows.

Interest paid was approximately $86.6 million, $0.1 million, $116.1 million and $118.5 million for the year ended December 31, 2010, the 2009 Successor Period, the 2009 Predecessor Period and the year ended December 31, 2008, respectively.

Net cash paid for acquisitions for the periods presented was as follows:

	Successor		Predecessor

	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009	Dec. 31, 2008
	(Amounts in millions)
Fair value of assets acquired	$411.4	$—	$—	$—
Liabilities assumed or created	(127.5)	—	—	—

Net assets of businesses acquired	283.9	—	—	—
Payment of contingent consideration(1)	1.3	—	14.1	32.7

	$285.2	$—	$14.1	$32.7

(1)	Contingent consideration of approximately $1.3 million was earned in the 2009 Predecessor Period (see Note 5, “Acquisitions”) and was paid in February 2010. This amount is included in accrued expenses and taxes, net on the accompanying consolidated balance sheet at December 31, 2009 and has been excluded from the accompanying consolidated statement of cash flows for the 2009 Predecessor Period.

Significant non-cash financing activities excluded from the consolidated statement of cash flows, for the 2009 Predecessor Period, include the issuance of $753.3 million of the 11% Notes in exchange for the cancellation of $750.0 million of the 10% Notes plus all accrued interest expense as of December 17, 2009 of approximately $3.3 million in connection with the Chapter 11 proceedings (see Note 2, “Reorganization Under Chapter 11 and Current Capital Structure” and Note 8, “Notes, Mortgage Notes and Obligations Payable”). There were no significant non-cash investing activities for the 2009 Predecessor Period and no significant non-cash financing or investing activities for the year ended December 31, 2010, the 2009 Successor Period and the year ended December 31, 2008.